Components of Other Significant Items (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Mar. 31, 2012
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ (7,374)	¥ (6,948)		¥ (121,697)
Depreciation and amortization	376,695	376,735	[1]	366,270	[1]
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	51,070	44,569		40,595
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	325,625	332,166		325,675
Operating Segments | Mobile Products & Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies				(57,680)
Depreciation and amortization	31,365	25,777		11,799
Operating Segments | Game
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies
Depreciation and amortization	15,346	11,870		12,112
Operating Segments | Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	188	743		(154)
Depreciation and amortization	38,080	39,605		39,438
Operating Segments | Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies				(64,078)
Depreciation and amortization	25,806	26,968		31,305
Operating Segments | Devices
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies				(44)
Depreciation and amortization	106,472	112,486		119,511
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(1,829)	(601)		(516)
Depreciation and amortization	18,078	15,428		16,007
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	2,338	(4,766)		(372)
Depreciation and amortization	14,414	13,209		12,345
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(2,336)	(2,303)		(1,252)
Depreciation and amortization	54,348	62,633		60,782
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(5,735)	(21)		2,399
Depreciation and amortization	¥ 21,716	¥ 24,190		¥ 22,376

[1]	Including reclassification of amortization of internal-use software described in Note 2 (4) above.